Subsidiary undertakings (Summary of Subsidiaries and Joint Operations) (Details)		12 Months Ended
	Apr. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GeoPark Colombia S.A.S. (Colombia) [Member] | Fenix Oil & Gas Limited (British Virgin Islands) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiaries	100.00%
Llanos 34 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		Llanos 34 Block (Colombia)
Proportion of ownership interest in joint operation		45.00%
Llanos 86 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		Llanos 86 Block (Colombia)
Proportion of ownership interest in joint operation		50.00%
Llanos 87 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		Llanos 87 Block (Colombia)
Proportion of ownership interest in joint operation		50.00%
Llanos 104 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		Llanos 104 Block (Colombia)
Proportion of ownership interest in joint operation		50.00%
Llanos 123 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		Llanos 123 Block (Colombia)
Proportion of ownership interest in joint operation		50.00%
Llanos 124 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		Llanos 124 Block (Colombia)
Proportion of ownership interest in joint operation		50.00%
CPO-5 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		CPO-5 Block (Colombia)
Proportion of ownership interest in joint operation		30.00%
Mecaya Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		Mecaya Block (Colombia)
Proportion of ownership interest in joint operation		50.00%
PUT-8 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		PUT-8 Block (Colombia)
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%
PUT-9 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		PUT-9 Block (Colombia)
Proportion of ownership interest in joint operation		50.00%
Tacacho Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		Tacacho Block (Colombia)
Proportion of ownership interest in joint operation		50.00%
Terecay Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		Terecay Block (Colombia)
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%
PUT-36 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		PUT-36 Block (Colombia)
Proportion of ownership interest in joint operation		50.00%
CPO-4-1 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of joint operation		CPO-4-1 Block (Colombia)
Proportion of ownership interest in joint operation		50.00%
Puesto Silva Oeste (Argentina)
Disclosure of subsidiaries [line items]
Name of joint operation		Puesto Silva Oeste (Argentina)
Proportion of ownership interest in joint operation		95.00%
GeoPark Argentina S.A. (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark Argentina S.A. (Argentina)
Proportion of ownership interest in subsidiaries		100.00%
GeoPark Brasil Explorao e Produo de Petrleo e Gs Ltda. (Brazil) [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)
Proportion of ownership interest in subsidiaries		100.00%
GeoPark Colombia S.A.S. (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark Colombia S.A.S. (Colombia)
Proportion of ownership interest in subsidiaries		100.00%
GeoPark Colombia Coperatie U.A. (The Netherlands) [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark Colombia, S.L.U. (Spain)
Proportion of ownership interest in subsidiaries		100.00%
GeoPark Per S.A.C. (Peru) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark Perú S.A.C. (Peru)
Proportion of ownership interest in subsidiaries		100.00%
GeoPark Mexico S.A.P.I. de C.V. (Mexico) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark Mexico S.A.P.I. de C.V. (Mexico)
Proportion of ownership interest in subsidiaries		100.00%
GeoPark E&P S.A.P.I. de C.V. (Mexico) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark E&P S.A.P.I. de C.V. (Mexico)
Proportion of ownership interest in subsidiaries		100.00%
GeoPark Ecuador S.A. (Ecuador) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark Ecuador S.A. (Ecuador)
Proportion of ownership interest in subsidiaries		100.00%
GeoPark (UK) Limited (United Kingdom) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark (UK) Limited (United Kingdom)
Proportion of ownership interest in subsidiaries		100.00%
Amerisur Resources Limited (United Kingdom) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Amerisur Resources Limited (United Kingdom)
Proportion of ownership interest in subsidiaries		100.00%
Amerisur Exploracin Colombia Limited (British Virgin Islands) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Amerisur Exploración Colombia Limited (British Virgin Islands)
Proportion of ownership interest in subsidiaries		100.00%
Amerisur Exploracin Colombia Limited Sucursal Colombia (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Amerisur Exploración Colombia Limited Sucursal Colombia (Colombia)
Proportion of ownership interest in subsidiaries		100.00%
Yarumal S.A.S. (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Yarumal S.A.S. (Colombia)
Proportion of ownership interest in subsidiaries		100.00%
Fenix Oil & Gas Limited (British Virgin Islands) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Fenix Oil & Gas Limited (British Virgin Islands)
Proportion of ownership interest in subsidiaries		100.00%
Fenix Oil & Gas Limited Sucursal Colombia (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Fenix Oil & Gas Limited Sucursal Colombia (Colombia)
Proportion of ownership interest in subsidiaries		100.00%
Amerisur S.A. (Paraguay) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Amerisur S.A. (Paraguay)
Proportion of ownership interest in subsidiaries		100.00%
Market Access LLP (United States) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Market Access LLP (United States)
Proportion of ownership interest in subsidiaries		9.00%
GeoPark Colombia S.A.S. Sucursal Panama (Panama) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark Colombia S.A.S. Sucursal Panama (Panama)
Proportion of ownership interest in subsidiaries		100.00%
GPK Panama, S.A. (Panama) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GPK Panama, S.A. (Panama)
Proportion of ownership interest in subsidiaries		100.00%
GeoPark Americas S.A.S. (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		GeoPark Americas S.A.S. (Colombia)
Proportion of ownership interest in subsidiaries		100.00%